UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04098

Name of Registrant: Vanguard Chester Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Item 1: Schedule of Investments

Vanguard PRIMECAP Fund

Schedule of Investments (unaudited)
As of December 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (95.5%)
Consumer Discretionary (7.9%)
	Ross Stores Inc.	9,009,800	591,043
	L Brands Inc.	8,663,743	570,421
	TJX Cos. Inc.	6,945,900	521,845
	Sony Corp. ADR	17,347,700	486,256
	Walt Disney Co.	4,008,600	417,776
	Carnival Corp.	7,065,400	367,825
	Royal Caribbean Cruises Ltd.	2,810,333	230,560
*	Amazon.com Inc.	203,465	152,572
	Bed Bath & Beyond Inc.	2,249,675	91,427
	Whirlpool Corp.	491,258	89,296
	Comcast Corp. Class A	721,600	49,826
	VF Corp.	755,200	40,290
*	Charter Communications Inc. Class A	138,500	39,877
	Lowe's Cos. Inc.	533,400	37,935
	Marriott International Inc. Class A	293,300	24,250
	Newell Brands Inc.	493,700	22,044
	Las Vegas Sands Corp.	391,100	20,889
	CBS Corp. Class B	200,000	12,724
*	MGM Resorts International	400,000	11,532
*,^ Tesla Motors Inc.		50,000	10,685
*	CarMax Inc.	157,500	10,141
*	AutoZone Inc.	11,800	9,320
	Hilton Worldwide Holdings Inc.	273,800	7,447
*	Adient plc	70,000	4,102
			3,820,083
Consumer Staples (0.3%)
	CVS Health Corp.	2,119,065	167,215

Energy (1.5%)
	Schlumberger Ltd.	2,825,819	237,228
	EOG Resources Inc.	1,926,100	194,729
*,^ Transocean Ltd.		8,659,579	127,642
	Noble Energy Inc.	2,199,800	83,724
	Exxon Mobil Corp.	601,300	54,273
	National Oilwell Varco Inc.	567,100	21,232
*	Southwestern Energy Co.	684,400	7,405
	Cabot Oil & Gas Corp.	283,500	6,623
*	Petroleo Brasileiro SA ADR Preference Shares	586,600	5,168
*	Petroleo Brasileiro SA ADR	391,100	3,954
	Range Resources Corp.	75,000	2,577
			744,555
Financials (7.3%)
	JPMorgan Chase & Co.	10,969,001	946,515
	Charles Schwab Corp.	20,690,500	816,654
	Wells Fargo & Co.	11,217,000	618,169
	Marsh & McLennan Cos. Inc.	6,905,776	466,761
	Progressive Corp.	5,533,000	196,422
	US Bancorp	3,425,000	175,942

Discover Financial Services	1,533,400	110,543
CME Group Inc.	844,850	97,453
American Express Co.	412,700	30,573
Travelers Cos. Inc.	244,400	29,919
Chubb Ltd.	41,233	5,448
		3,494,399
Health Care (23.2%)
* Biogen Inc.	9,167,097	2,599,605
Eli Lilly & Co.	28,457,200	2,093,027
Amgen Inc.	13,065,900	1,910,365
Roche Holding AG	5,438,500	1,239,720
Novartis AG ADR	12,547,865	913,987
* Boston Scientific Corp.	27,160,460	587,481
Medtronic plc	6,768,700	482,135
^ AstraZeneca plc ADR	16,014,300	437,511
Thermo Fisher Scientific Inc.	2,578,600	363,840
Abbott Laboratories	5,890,768	226,264
Johnson & Johnson	900,000	103,689
Sanofi ADR	1,046,100	42,304
Agilent Technologies Inc.	860,400	39,200
AbbVie Inc.	500,000	31,310
Zimmer Biomet Holdings Inc.	230,000	23,736
GlaxoSmithKline plc ADR	575,000	22,143
Stryker Corp.	180,900	21,674
		11,137,991
Industrials (17.6%)
FedEx Corp.	9,471,668	1,763,625
1 Southwest Airlines Co.	33,597,600	1,674,504
Airbus SE	11,632,658	768,324
American Airlines Group Inc.	16,059,200	749,804
Alaska Air Group Inc.	5,273,600	467,926
* United Continental Holdings Inc.	5,801,500	422,813
Caterpillar Inc.	4,201,700	389,666
Honeywell International Inc.	3,310,700	383,545
Deere & Co.	3,015,200	310,686
Delta Air Lines Inc.	5,898,000	290,123
Union Pacific Corp.	2,600,700	269,641
United Parcel Service Inc. Class B	2,132,470	244,466
Boeing Co.	856,600	133,355
United Technologies Corp.	1,153,700	126,469
CSX Corp.	2,630,000	94,496
Safran SA	1,271,800	91,473
Pentair plc	1,240,000	69,527
Textron Inc.	831,932	40,399
Johnson Controls International plc	700,000	28,833
Siemens AG	220,000	26,937
General Dynamics Corp.	145,000	25,036
TransDigm Group Inc.	89,000	22,157
Rockwell Automation Inc.	153,500	20,630
Expeditors International of Washington Inc.	260,000	13,770
CH Robinson Worldwide Inc.	185,000	13,553
* Hertz Global Holdings Inc.	447,800	9,655
* Herc Holdings Inc.	142,699	5,731
Republic Services Inc. Class A	16,600	947
		8,458,091

Information Technology (35.1%)
	Microsoft Corp.	34,191,100	2,124,635
	Texas Instruments Inc.	28,690,600	2,093,553
*	Adobe Systems Inc.	17,500,970	1,801,725
	NVIDIA Corp.	10,951,200	1,168,931
*	Alphabet Inc.	1,383,111	1,067,513
*	Alphabet Inc. Class A	1,339,675	1,061,626
*,^ Alibaba Group Holding Ltd. ADR		8,194,200	719,533
*	Micron Technology Inc.	32,115,000	703,961
	Intel Corp.	18,790,000	681,513
	Hewlett Packard Enterprise Co.	27,711,085	641,235
	QUALCOMM Inc.	8,286,750	540,296
	KLA-Tencor Corp.	6,829,500	537,345
	Intuit Inc.	4,403,900	504,731
1	NetApp Inc.	14,104,800	497,476
	HP Inc.	31,452,585	466,756
	Cisco Systems Inc.	14,871,150	449,406
	Oracle Corp.	6,000,000	230,700
^	Telefonaktiebolaget LM Ericsson ADR	36,388,304	212,144
	Activision Blizzard Inc.	5,752,100	207,708
1	Plantronics Inc.	3,619,000	198,177
	Analog Devices Inc.	2,210,000	160,490
	Visa Inc. Class A	1,680,200	131,089
	Corning Inc.	5,126,300	124,415
*	Dell Technologies Inc. Class V	1,999,948	109,937
*	BlackBerry Ltd.	10,205,900	70,319
	Apple Inc.	539,700	62,508
*	eBay Inc.	2,045,200	60,722
*	Yahoo! Inc.	1,363,100	52,711
*	PayPal Holdings Inc.	1,150,000	45,391
*	Entegris Inc.	2,525,872	45,213
*	salesforce.com Inc.	633,000	43,335
	Applied Materials Inc.	1,097,500	35,416
*	Rambus Inc.	2,375,969	32,717
*	Keysight Technologies Inc.	332,000	12,141
	Western Digital Corp.	116,650	7,926
	Mastercard Inc. Class A	75,000	7,744
			16,911,038
Materials (1.6%)
	Monsanto Co.	5,900,125	620,752
	Praxair Inc.	906,600	106,244
	Dow Chemical Co.	430,000	24,605
	Potash Corp. of Saskatchewan Inc.	640,000	11,578
*	AdvanSix Inc.	77,548	1,717
			764,896
Telecommunication Services (1.0%)
	AT&T Inc.	11,095,842	471,906

Total Common Stocks (Cost $21,218,068)			45,970,174

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (4.9%)
Money Market Fund (4.9%)
2,3 Vanguard Market Liquidity Fund (Cost
$2,354,433)	0.823%	23,543,420	2,354,578

Total Investments (100.4%) (Cost $23,572,501)			48,324,752
			Amount
			($000)
Other Assets and Liabilities-Net (-0.4%)3			(211,800)
Net Assets (100%)			48,112,952

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $131,835,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $135,094,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	43,843,720	2,126,454	—
Temporary Cash Investments	2,354,578	—	—
Total	46,198,298	2,126,454	—

D. At December 31, 2016, the cost of investment securities for tax purposes was $23,572,501,000. Net unrealized appreciation of investment securities for tax purposes was $24,752,251,000, consisting of unrealized gains of $25,718,979,000 on securities that had risen in value since their purchase and $966,728,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2016		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
NetApp Inc.	505,263	—	29	2,680	—	497,476
Plantronics Inc.	188,043	—	—	543	—	198,177
Southwest Airlines Co.	1,306,611	—	—	—	—	1,674,504
Vanguard Market Liquidity
Fund	1,902,618	NA2	NA2	3,064.	—	2,354,578
Total	3,902,535			6,287	—	4,724,735
1 Includes net realized gain (loss) on affiliated investment securities sold of $1,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement Income Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (17.8%)
Vanguard Total Stock Market Index Fund Investor Shares	33,446,009	1,874,983

International Stock Fund (12.1%)
Vanguard Total International Stock Index Fund Investor Shares	85,983,709	1,266,540

U.S. Bond Funds (54.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	370,705,770	3,933,188
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	71,851,956	1,769,714
		5,702,902
International Bond Fund (16.0%)
Vanguard Total International Bond Index Fund Investor Shares	149,013,305	1,678,358

Total Investment Companies (Cost $9,301,924)		10,522,783
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.823% (Cost $595)	5,949	595

Total Investments (100.1%) (Cost $9,302,519)		10,523,378
Other Assets and Liabilities-Net (-0.1%)		(6,942)
Net Assets (100%)		10,516,436
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $9,302,519,000. Net unrealized appreciation of investment securities for tax purposes was $1,220,859,000, consisting of unrealized gains of $1,238,718,000 on securities that had risen in value since their purchase and $17,859,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

				Current Period Transactions
			Proceeds
	Sept. 30, 2016		from		Capital Gain	Dec. 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	371	NA2	NA2	2	—	595
Vanguard Short-Term
Inflation-Protected
Securities Index Fund	1,812,902	15,994	44,723	9,745	—	1,769,714
Vanguard Total Bond
Market II Index Fund	4,017,379	129,040	56,619	22,464	4,082	3,933,188
Vanguard Total
International Bond Index
Fund	1,718,889	30,458	20.235	16,239	—	1,678,358
Vanguard Total
International Stock Index
Fund	1,303,867	45,805	48,557	10,488	—	1,266,540
Vanguard Total Stock
Market Index Fund	1,951,622	57,768	203,902	11,376	—	1,874,983
Total	10,805,030	279,065	374,036	70,314	4,082	10,523,378
1 Includes net realized gain (loss) on affiliated securities sold of $64,807,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2010 Fund

Schedule of Investments (unaudited)
As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (18.5%)
Vanguard Total Stock Market Index Fund Investor Shares	18,603,168	1,042,894

International Stock Fund (12.6%)
Vanguard Total International Stock Index Fund Investor Shares	47,941,373	706,176

U.S. Bond Funds (53.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	196,071,066	2,080,314
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	37,183,792	915,837
		2,996,151
International Bond Fund (15.8%)
Vanguard Total International Bond Index Fund Investor Shares	82,028,043	889,184

Total Investment Companies (Cost $4,899,021)		5,634,405
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.823% (Cost $1)	5	1

Total Investments (100.2%) (Cost $4,899,022)		5,634,406
Other Assets and Liabilities-Net (-0.2%)		(10,273)
Net Assets (100%)		5,624,133
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $4,899,022,000. Net unrealized appreciation of investment securities for tax purposes was $735,384,000, consisting of unrealized gains of $740,276,000 on securities that had risen in value since their purchase and $4,892,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

				Current Period Transactions
			Proceeds
	Sept. 30, 2016		from		Capital Gain	Dec. 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	7,173	NA2	NA2	2	—	1
Vanguard Short-Term Inflation-
Protected Securities Index Fund	920,048	11,473	8,255	5,011	—	915,837
Vanguard Total Bond Market II
Index Fund	2,116,007	59,570	13,058	11,795	2,150	2,080,314
Vanguard Total International
Bond Index Fund	909,221	8,549	1,742	8,549	—	889,184
Vanguard Total International
Stock Index Fund	751,211	21,641	47,242	5,869	—	706,176
Vanguard Total Stock Market
Index Fund	1,122,778	20,400	138,202	6,360	—	1,042,894
Total	5,826,438	121,633	208,499	37,586	2,150	5,634,406
1 Includes net realized gain (loss) on affiliated investment securities sold of $55,419,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2015 Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (27.0%)
Vanguard Total Stock Market Index Fund Investor Shares	81,806,526	4,586,074

International Stock Fund (18.2%)
Vanguard Total International Stock Index Fund Investor Shares	209,708,733	3,089,010

U.S. Bond Funds (41.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	505,146,385	5,359,603
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	68,633,228	1,690,436
		7,050,039
International Bond Fund (13.4%)
Vanguard Total International Bond Index Fund Investor Shares	209,440,550	2,270,336

Total Investment Companies (Cost $13,986,863)		16,995,459
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.823% (Cost $991)	9,905	990

Total Investments (100.4%) (Cost $13,987,854)		16,996,449
Other Assets and Liabilities-Net (-0.1%)		(24,333)
Net Assets (100%)		16,972,116
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for
Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $13,987,854,000. Net unrealized appreciation of investment securities for tax purposes was $3,008,595,000, consisting of unrealized gains of $3,034,317,000 on securities that had risen in value since their purchase and $25,722,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

				Current Period Transactions
	Sep. 30,		Proceeds			Dec. 31,
	2016		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	5,362	NA2	NA2	3	—	991
Vanguard Short-Term Inflation-
Protected Securities	1,669,223	34,681	—	9,143	—	1,690,436
Vanguard Total Bond Market II
Index Fund	5,387,819	233,500	52,108	30,158	5,539	5,359,603
Vanguard Total International
Bond Index Fund	2,326,492	21,824	9,413	21,824	—	2,270,336
Vanguard Total International
Stock Index Fund	3,245,691	91,088	163,461.	25,932	—	3,089,009
Vanguard Total Stock Market
Index Fund	4,867,412	35,658	482,408	27,889	—	4,586,074
Total	17,501,999	416,751	707,390	114,950	5,539	16,996,449
1 Includes net realized gain (loss) on affiliated investment securities sold of $216,432,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2020 Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (33.9%)
Vanguard Total Stock Market Index Fund Investor Shares	167,745,478	9,403,811

International Stock Fund (22.9%)
Vanguard Total International Stock Index Fund Investor Shares	430,521,699	6,341,585

U.S. Bond Funds (31.5%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	758,523,257	8,047,932
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	28,544,171	703,043
		8,750,975
International Bond Fund (11.9%)
Vanguard Total International Bond Index Fund Investor Shares	304,697,507	3,302,921

Total Investment Companies (Cost $22,976,701)		27,799,292
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.823% (Cost $16,559)	165,579	16,559

Total Investments (100.3%) (Cost $22,993,260)		27,815,851
Other Assets and Liabilities-Net (-0.3%)		(43,831)
Net Assets (100%)		27,772,020

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for the Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $22,993,260,000. Net unrealized appreciation of investment securities for tax purposes was $4,822,591,000, consisting of unrealized gains of $5,005,337,000 on securities that had risen in value since their purchase and $182,746,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Sep. 30, 2016		from		Capital Gain	Dec. 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	24,057	NA2	NA2	11	—	16,559
Vanguard Short- Term Inflation-
Protected Securities Index Fund	587,988	120,012	—	3,560	—	703,043
Vanguard Total Bond Market II
Index Fund	7,860,605	584,461	91,438	44,442	8,288	8,047,932
Vanguard Total International Bond
Index Fund	3,310,495	90,635	—	31,634	—	3,302,921
Vanguard Total International Stock
Index Fund	6,312,587	269,147	73,977	52,662	—	6,341,585
Vanguard Total Stock Market
Index Fund	9,496,059	192,409	612,998	56,925		9,403,811
Total	27,591,791	1,256,664	778,413	189,234	8,288	27,815,851

1 Includes net realized gain (loss) on affiliated investment securities sold of $121,908,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2025 Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (38.8%)
Vanguard Total Stock Market Index Fund Investor Shares	222,585,619	12,478,150

International Stock Fund (26.0%)
Vanguard Total International Stock Index Fund Investor Shares	568,449,633	8,373,263

U.S. Bond Fund (25.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	757,574,464	8,037,865

International Bond Fund (10.3%)
Vanguard Total International Bond Index Fund Investor Shares	304,484,396	3,300,611

Total Investment Companies (Cost $25,661,601)		32,189,889
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.823% (Cost $8,668)	86,669	8,668

Total Investments (100.1%) (Cost $25,670,269)		32,198,557
Other Assets and Liabilities-Net (-0.1%)		(39,813)
Net Assets (100%)		32,158,744
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $25,670,269,000. Net unrealized appreciation of investment securities for tax purposes was $6,528,288,000, consisting of unrealized gains of $6,795,404,000 on securities that had risen in value since their purchase and $267,116,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2016		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market Liquidity Fund	4,263	NA2	NA2	15	—	8,668
Vanguard Total Bond Market II Index
Fund	7,759,432	840,595	259,128	44,239	8,304	8,037,865
Vanguard Total International Bond
Index Fund	3,219,117	177,931	—	31,471	—	3,300,611
Vanguard Total International Stock
Index Fund	8,289,872	374,428	71,206	69,405	—	8,373,263
Vanguard Total Stock Market Index
Fund	12,461,906	291,708	709,558	75,730	—	12,478,150
Total	31,734,590	1,684,662	1,039,892	220,860	8,304	32,198,557
1 Includes net realized gain (loss) on affiliated investment securities sold of $132,429,000
2 Not applicable — purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2030 Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (43.5%)
Vanguard Total Stock Market Index Fund Investor Shares	199,206,551	11,167,519

International Stock Fund (28.9%)
Vanguard Total International Stock Index Fund Investor Shares	504,017,518	7,424,178

U.S. Bond Fund (19.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	476,420,654	5,054,823

International Bond Fund (8.0%)
Vanguard Total International Bond Index Fund Investor Shares	191,105,111	2,071,580

Total Investment Companies (Cost $20,564,063)		25,718,100
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.823% (Cost $17,822)	178,205	17,822

Total Investments (100.2%) (Cost $20,581,885)		25,735,922
Other Assets and Liabilities-Net (-0.2%)		(59,689)
Net Assets (100%)		25,676,233
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $20,581,885,000. Net unrealized appreciation of investment securities for tax purposes was $5,154,037,000, consisting of unrealized gains of $5,472,170,000 on securities that had risen in value since their purchase and $318,133,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2016		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market Liquidity Fund
	18,778	NA2	NA2	15	—	17,822
Vanguard Total Bond Market II Index
Fund	4,792,722	672,743	221,821	27,478	5,163	5,054,823
Vanguard Total International Bond
Index Fund	1,968,265	162,658	—	19,661	—	2,071,580
Vanguard Total International Stock
Index Fund	7,270,181	403,836	57,628	61,449	—	7,424,178
Vanguard Total Stock Market Index
Fund	10,955,214	358,645	529,391	67,134	—	11,167,519
Total	25,005,160	1,597,882	809,840	175,737	5,163	25,735,922
1 Includes net realized gain (loss) on affiliated investment securities sold of $16,339,000
2 Not applicable — purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2035 Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (47.8%)
Vanguard Total Stock Market Index Fund Investor Shares	213,540,744	11,971,094

International Stock Fund (32.1%)
Vanguard Total International Stock Index Fund Investor Shares	545,369,820	8,033,297

U.S. Bond Fund (14.4%)
1 Vanguard Total Bond Market II Index Fund	338,008,305	3,586,268

International Bond Fund (5.9%)
Vanguard Total International Bond Index Fund Investor Shares	136,148,033	1,475,845

Total Investment Companies (Cost $19,240,297)		25,066,504
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.823% (Cost $6,652)	66,153	6,652

Total Investments (100.2%) (Cost $19,246,949)		25,073,156
Other Assets and Liabilities-Net (-0.2%)		(43,657)
Net Assets (100%)		25,029,499

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $19,246,949,000. Net unrealized appreciation of investment securities for tax purposes was $5,826,207,000, consisting of unrealized gains of $6,175,582,000 on securities that had risen in value since their purchase and $349,375,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

				Current Period Transactions
						Dec. 31,
	Sept. 30, 2016				Capital Gain	2016
	Market	Purchases	Proceeds from		Distributions	Market
	Value	at Cost	Securities Sold	Income	Received	Value
	($000)	($000)[1]	($000)[1]	($000)	($000)	($000)
Vanguard Market Liquidity Fund	10,393	NA2	NA2	10	—	6,652
Vanguard Total Bond Market II
Index Fund	3,433,858	475,622	189,133	19,608	3,648	3,586,268
Vanguard Total International Bond
Index Fund	1,385,324	132,536	—	13,984	—	1,475,845
Vanguard Total International Stock
Index Fund	7,873,203	424,610	55,445	66,604	—	8,033,297
Vanguard Total Stock Market
Index Fund	11,838,917	320,011	601,623	72,674	—	11,971,094
Total	24,541,695	1,352,779	846,201	172,880	3,648	25,073,156

1 Includes net realized gain (loss) on affiliated securities sold of $43,016,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2040 Fund

Schedule of Investments (unaudited)
As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (52.3%)
Vanguard Total Stock Market Index Fund Investor Shares	167,606,626	9,396,027

International Stock Fund (35.2%)
Vanguard Total International Stock Index Fund Investor Shares	429,009,438	6,319,309

U.S. Bond Fund (9.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	151,811,738	1,610,723

International Bond Fund (3.6%)
Vanguard Total International Bond Index Fund Investor Shares	60,030,155	650,727

Total Investment Companies (Cost $13,963,424)		17,976,786
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund 0.823% (Cost $10,550)	105,488	10,550

Total Investments (100.2%) (Cost $13,973,973)		17,987,336
Other Assets and Liabilities-Net (-0.2%)		(32,567)
Net Assets (100%)		17,954,769

1Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $13,973,974,000. Net unrealized appreciation of investment securities for tax purposes was $4,013,362,000, consisting of unrealized gains of $4,336,164,000 on securities that had risen in value since their purchase and $322,802,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

				Current Period Transactions
			Proceeds			Dec. 31,
	Sept. 30, 2016		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	12,522	NA2	NA2	8	—	10,550
Vanguard Total Bond Market II
Index Fund	1,507,016	293,616	130,567	8,696	1,618	1,610,723
Vanguard Total International Bond
Index Fund	592,479	76,438	—	6,138	—	650,727
Vanguard Total International Stock
Index Fund	6,091,376	435,018	46,378	52,405	—	6,319,309
Vanguard Total Stock Market
Index Fund	9,176,256	275,848	377,943	56,642	—	9,396,027
Total	17,379,649	1,080,920	554,888	123,889	1,618	17,987,336

1 Includes net realized gain (loss) on affiliated securities sold of $10,871,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2045 Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (53.9%)
Vanguard Total Stock Market Index Fund Investor Shares	156,431,868	8,878,779

International Stock Fund (36.2%)
Vanguard Total International Stock Index Fund Investor Shares	405,124,328	5,967,481

U.S. Bond Fund (7.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	109,490,940	1,161,699

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	45,553,584	493,801

Total Investment Companies (Cost $12,605,724)		16,501,760
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.823% (Cost $5,431)	54,305	5,431

Total Investments (100.1%) (Cost $12,611,155)		16,507,191
Other Assets and Liabilities-Net (-0.1%)		(24,408)
Net Assets (100%)		16,482,783
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $12,611,155,000. Net unrealized appreciation of investment securities for tax purposes was $3,896,036,000, consisting of unrealized gains of $4,198,586,000 on securities that had risen in value since their purchase and $302,550,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
			Proceeds
	Sept. 30, 2016		from		Capital Gain	Dec. 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	5,775	NA2	NA2	6	—	5,431
Vanguard Total Bond Market II
Index Fund	1,130,351	191,197	115,013	6,544	1,218	1,161,699
Vanguard Total International Bond
Index Fund	458,181	49,461	—	4,661	—	493,801
Vanguard Total International Stock
Index Fund	5,745,381	434,863	60,420	49,536	—	5,967,481
Vanguard Total Stock Market
Index Fund	8,646,434	272,272	345,348	53,729	—	8,878,779
Total	15,986,122	947,793	520,781	114,476	1,218	16,507,191
1 Includes net realized gain (loss) on affiliated investment securities sold of $721,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2050 Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (53.9%)
Vanguard Total Stock Market Index Fund Investor Shares	97,687,225	5,476,346

International Stock Fund (36.1%)
Vanguard Total International Stock Index Fund Investor Shares	249,562,422	3,676,054

U.S. Bond Fund (7.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	67,790,328	719,255

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Investor Shares	27,735,491	300,653

Total Investment Companies (Cost $8,227,752)		10,172,308
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.823% (Cost $7,483)	74,828	7,484
Total Investments (100.1%) (Cost $8,235,235)		10,179,792
Other Assets and Liabilities-Net (-0.1%)		(14,604)
Net Assets (100%)		10,165,188

1Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $8,235,235,000. Net unrealized appreciation of investment securities for tax purposes was $1,944,557,000, consisting of unrealized gains of $2,120,365,000 on securities that had risen in value since their purchase and $175,808,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

				Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2016		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	7,485	NA2	NA2	6	-----	7,484
Vanguard Total Bond Market II
Index Fund	683,264	122,966	59,833	3,974	751	719,255
Vanguard Total International
Bond Index Fund	274,376	34,615	-----	2,815	------	300,653
Vanguard Total International
Stock Index Fund	3,464,877	340,544	37,776	30,373	------	3,676,054
Vanguard Total Stock Market
Index Fund	5,211,104	210,269	130,018	32,631	------	5.476,346
Total	9,641,106	708,394	227,627	69,799	751	10,179,792
1 Includes net realized loss on affiliated investment securities sold of $3,189,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2055 Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (53.9%)
Vanguard Total Stock Market Index Fund Investor Shares	36,086,661	2,023,018

International Stock Fund (36.2%)
Vanguard Total International Stock Index Fund Investor Shares	92,265,608	1,359,073

U.S. Bond Fund (7.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	25,042,813	265,704

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	10,250,199	111,112
Total Investment Companies (Cost $3,411,370)		3,758,907
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.823% (Cost $1,335)	13,347	1,335
Total Investments (100.2%) (Cost $3,412,705)		3,760,242
Other Assets and Liabilities-Net (-0.2%)		(8,640)
Net Assets (100%)		3,751,602

1Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $3,412,705,000. Net unrealized appreciation of investment securities for tax purposes was $347,537,000, consisting of unrealized gains of $414,764,000 on securities that had risen in value since their purchase and $67,227,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2016		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	4,193	NA2	NA2	5	—	1,335
Vanguard Total Bond Market II
Index Fund	245,049	52,491	22,041	1,441	278	265,704
Vanguard Total International
Bond Index Fund	95,263	18,806	—	1,031	—	111,112
Vanguard Total International
			6,236
Stock Index Fund	1,221,202	176,614		11,148	—	1,359,073
Vanguard Total Stock Market
Index Fund	1,837,903	133,032	15,324	11,947	—	2,023,018
Total	3,403,610	380,943	43,601	25,572	278	3,760,242

1 Includes net realized gain (loss) on affiliated investment securities sold of ($ 2,247,000).
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2060 Fund

Schedule of Investments (unaudited)
As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (53.7%)
Vanguard Total Stock Market Index Fund Investor Shares	12,182,220	682,935

International Stock Fund (36.3%)
Vanguard Total International Stock Index Fund Investor Shares	31,350,432	461,792

U.S. Bond Fund (7.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	8,588,122	91,120

International Bond Fund (2.8%)
Vanguard Total International Bond Index Fund Investor Shares	3,356,918	36,389

Total Investment Companies (Cost $1,184,120)		1,272,236
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.823% (Cost $1,054)	10,542	1,054

Total Investments (100.1%) (Cost $1,185,174)		1,273,290
Other Assets and Liabilities-Net (-0.1%)		(1,005)
Net Assets (100%)		1,272,285

1Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

At December 31, 2016, the cost of investment securities for tax purposes was $1,185,174,000. Net unrealized appreciation of investment securities for tax purposes was $88,116,000, consisting of unrealized gains of $111,855,000 on securities that had risen in value since their purchase and $23,739,000 in unrealized losses on securities that had fallen in value since their purchase.

D.	Transactions during the period in affiliated underlying Vanguard funds were as follows:

				Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2016		from			2016
	Market	Purchases	Securities		Capital Gain	Market
	Value	at Cost	Sold[1]	Income	Distributions Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market
Liquidity Fund	893	NA2	NA2	2	—	1,054
Vanguard Total Bond
Market II Index Fund	82,405	18,619	6,625	485	95	91,120
Vanguard Total
International Bond Index
Fund	32,213	5,176	—	342	—	36,389
Vanguard Total
International Stock Index
Fund	411,442	63,443	2,209	3,751	—	461,792
Vanguard Total Stock
Market Index Fund	617,141	49,724	6,514	4,023	—	682,935

Total	1,144,094	136,962	15,348	8,603	95	1,273,290
1 Includes net realized gain (loss) on affiliated investment securities sold of ($139,000)
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2010 Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.4%)
U.S. Stock Fund (18.3%)
Vanguard Total Stock Market Index Fund Institutional Shares	6,291,566	352,894

International Stock Fund (12.4%)
Vanguard Total International Stock Index Fund Investor Shares	16,155,665	237,973

U.S. Bond Funds (53.2%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	67,146,519	712,424
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	12,631,251	311,234
		1,023,658
International Bond Fund (15.5%)
Vanguard Total International Bond Index Fund Admiral Shares	13,754,233	298,054

Total Investment Companies (Cost $1,882,905)		1,912,579
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund (Cost $474)	4,739	474

Total Investments (99.4%) (Cost $1,883,379)		1,913,053
Other Assets and Liabilities-Net (0.6%)		1,842
Net Assets (100%)		1,914,895

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $1,883,379,000. Net unrealized appreciation of investment securities for tax purposes was $29,674,000, consisting of unrealized gains of $41,351,000 on securities that had risen in value since their purchase and $11,677,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Sep. 30, 2016		from		Capital Gain	Dec. 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	—	NA2	NA2	1	—	474
Vanguard Short-Term Inflation-
Protected Securities Index Fund	288,516	27,671	2,057	2,288	—	311,234
Vanguard Total Bond Markets II
Index Fund	663,486	82,384	6,455	3,923	735	712,424
Vanguard Total International Bond
Index Fund	293,388	13,566	—	2,848	—	298,054
Vanguard Total International Stock
Index Fund	234,362	13,302	3,289	1,993	—	237,973
Vanguard Total Stock Market
Index Fund	349,764	20,431	30,183	2,251	—	352,894
Total	1,829,517	157,354	41,984	13,304	735	1,913,053

1 Includes net realized gain (loss) on affiliated investment securities sold of $1,189,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2015 Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (26.9%)
Vanguard Total Stock Market Index Fund Institutional Shares	29,942,603	1,679,481

International Stock Fund (18.2%)
Vanguard Total International Stock Index Fund Investor Shares	77,377,174	1,139,766

U.S. Bond Funds (41.7%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	187,399,048	1,988,304
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	25,064,371	617,586
		2,605,890
International Bond Fund (13.0%)
Vanguard Total International Bond Index Fund Admiral Shares	37,769,263	818,460

Total Investment Companies (Cost $6,104,363)		6,243,597
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.823% (Cost $286)	2,855	285

Total Investments (99.8%) (Cost $6,104,649)		6,243,882
Other Assets and Liabilities-Net (0.2%)		10,972
Net Assets (100%)		6,254,854

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $6,104,649,000. Net unrealized appreciation of investment securities for tax purposes was $139,233,000 consisting of unrealized gains of $179,745,000 on securities that had risen in value since their purchase and $40,512,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Sep. 30, 2016		from		Capital Gain	Dec. 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	56	NA2	NA2	2	—	285
Vanguard Short-Term Inflation-
Protected Securities	583,721	44,330	4,748	4,544	—	617,586
Vanguard Total Bond Market II
Index Fund	1,852,305	235,071	25,132	10,809	2,041	1,988,304
Vanguard Total International
Bond Index Fund	813,923	29,087	—	7,846	—	818,460
Vanguard Total International
Stock Index Fund	1,106,773	77,447	14,505	9,356	—	1,139,766
Vanguard Total Stock Market
Index Fund	1,656,706	83,008	119,304	10,573	—	1,679,481
Total	6,013,484	468,943	163,689	43,130	2,041	6,243,882

1 Includes net realized gain (loss) on affiliated investment securities sold of $ 4,359,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2020 Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (33.7%)
Vanguard Total Stock Market Index Fund Institutional Shares	75,825,973	4,253,079

International Stock Fund (22.7%)
Vanguard Total International Stock Index Fund Investor Shares	193,865,917	2,855,645

U.S. Bond Funds (31.6%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	345,422,403	3,664,932
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	13,029,099	321,037
		3,985,969
International Bond Fund (11.9%)
Vanguard Total International Bond Index Fund Admiral Shares	69,480,815	1,505,649

Total Investment Companies (Cost $12,254,451)		12,600,342
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.823% (Cost $3,569)	35,691	3,569

Total Investments (99.9%) (Cost $12,258,020)		12,603,911
Other Assets and Liabilities-Net (0.1%)		7,403
Net Assets (100%)		12,611,314

1Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $12,258,020,000. Net unrealized appreciation of investment securities for tax purposes was $345,891,000, consisting of unrealized gains of $413,913,000 on securities that had risen in value since their purchase and $68,022,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

				Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2016		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	2	NA2	NA2	5	—	3,569
Vanguard Short-Term Inflation-
Protected Securities Fund	259,311	64,329	—	2,169	—	321,037
Vanguard Total Bond Market II
Index Fund	3,278,731	527,240	9,498	19,446	3,757	3,664,932
Vanguard Total International Bond
Index Fund	1,427,024	121,987	—	14,056	—	1,505,649
Vanguard Total International Stock
Index Fund	2,641,993	285,617	—	23,240	—	2,855,645
Vanguard Total Stock Market
Index Fund	3,981,250	307,548	179,507	26,258	—	4,253,079
Total	11,588,311	1,306,721	189,005	85,174	3,757	12,603,911

1 Includes net realized gain (loss) on affiliated investment securities sold of $3,128,000
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2025 Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (38.7%)
Vanguard Total Stock Market Index Fund Institutional Shares	102,617,942	5,755,840

International Stock Fund (26.0%)
Vanguard Total International Stock Index Fund Investor Shares	262,535,738	3,867,151

U.S. Bond Fund (25.2%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	352,885,543	3,744,116

International Bond Fund (10.0%)
Vanguard Total International Bond Index Fund Admiral Shares	68,621,582	1,487,030

Total Investment Companies (Cost $14,394,869)		14,854,137
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.823% (Cost $3,229)	32,285	3,229

Total Investments (99.9%) (Cost $14,398,098)		14,857,366
Other Assets and Liabilities-Net (0.1%)		15,190
Net Assets (100%)		14,872,556

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $14,398,098,000. Net unrealized appreciation of investment securities for tax purposes was $459,268,000, consisting of unrealized gains of $537,148,000 on securities that had risen in value since their purchase and $77,880,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

				Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2016		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	3,049	NA2	NA2	8	—	3,229
Vanguard Total Bond Market II
Index Fund	3,312,072	569,253	4,799	19,653	3,810	3,744,116
Vanguard Total International
Bond Index Fund	1,434,178	96,404	—	14,206	—	1,487,030
Vanguard Total International
Stock Index Fund	3,542,135	421,700	—	31,430	—	3,867,151
Vanguard Total Stock Market
Index Fund	5,299,479	466,037	203,943	35,625	—	5,755,840
Total	13,590,913	1,553,394	208,742	100,922	3,810	14,857,366

1 Includes net realized gain (loss) on affiliated investment securities sold of $2,649,000
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2030 Fund

Schedule of Investments (unaudited)
As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (43.2%)
Vanguard Total Stock Market Index Fund Institutional Shares	97,949,611	5,493,993

International Stock Fund (29.0%)
Vanguard Total International Stock Index Fund Investor Shares	250,417,640	3,688,652

U.S. Bond Fund (19.8%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	237,086,585	2,515,489

International Bond Fund (7.9%)
Vanguard Total International Bond Index Fund Admiral Shares	46,243,682	1,002,101

Total Investment Companies (Cost $12,248,569)		12,700,235
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.823% (Cost $376)	3,762	376

Total Investments (99.9%) (Cost $12,248,945)		12,700,611
Other Assets and Liabilities-Net (0.1%)		17,911
Net Assets (100%)		12,718,522

1Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $12,248,945,000. Net unrealized appreciation of investment securities for tax purposes was $451,666,000, consisting of unrealized gains of $501,717,000 on securities that had risen in value since their purchase and $50,051,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

				Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2016		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	3	NA2	NA2	6	—	376
Vanguard Total Bond Market II
Index Fund	2,179,713	454,420	30,828	13,091	2,551	2,515,489
Vanguard Total International Bond
Index Fund	947,145	83,789	—	9,464	—	1,002,101
Vanguard Total International
Stock Index Fund	3,333,395	447,361	1,036	29,888	—	3,688,652
Vanguard Total Stock Market
Index Fund	4,983,834	469,107	141,528	33,877	—	5,493,993
Total	11,444,090	1,454,677	173,392	86,326	2,551	12,700,611

1Includes net realized gain (loss) on affiliated investment securities sold of $1,252,000
2Not applicable—purchases and sales are for temporary cash investment purposes

Vanguard Institutional Target Retirement 2035 Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (47.7%)
Vanguard Total Stock Market Index Fund Institutional Shares	99,934,523	5,605,328

International Stock Fund (32.1%)
Vanguard Total International Stock Index Fund Investor Shares	255,847,846	3,768,639

U.S. Bond Fund (14.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	160,857,048	1,706,693

International Bond Fund (5.6%)
Vanguard Total International Bond Index Fund Admiral Shares	30,626,227	663,670

Total Investment Companies (Cost $11,282,214)		11,744,330
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.823% (Cost $2)	22	2
Total Investments (99.9%) (Cost $11,282,216)		11,744,332
Other Assets and Liabilities-Net (0.1%)		16,944
Net Assets (100%)		11,761,276

1Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $11,282,216,000. Net unrealized appreciation of investment securities for tax purposes was $462,116,000, consisting of unrealized gains of $506,340,000 on securities that had risen in value since their purchase and $44,224,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Sept. 30,					Dec. 31,
	2016		Proceeds from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000 )	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	1,869	NA2	NA2	7	—	2
Vanguard Total Bond Market II
Index Fund	1,483,982	308,754	26,753	8,847	1,723	1,706,693
Vanguard Total International
Bond Index Fund	634,610	48,392	—	6,344	—	663,670
Vanguard Total International
Stock Index Fund	3,406,782	461,602	6,229	30,658	—	3,768,639
Vanguard Total Stock Market
Index Fund	5,140,542	455,524	177,667	34,693	—	5,605,328

Total	10,667,785	1,274,272	210,649	80,549	1,723 11,744,332

1Includes net realized gain (loss) on affiliated investment securities sold of $1,403,000.
2Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2040 Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (52.2%)
Vanguard Total Stock Market Index Fund Institutional Shares	90,401,540	5,070,622

International Stock Fund (35.1%)
Vanguard Total International Stock Index Fund Investor Shares	231,155,453	3,404,920

U.S. Bond Fund (9.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	83,509,935	886,040

International Bond Fund (3.6%)
Vanguard Total International Bond Index Fund Admiral Shares	15,840,111	343,255

Total Investment Companies (Cost $9,275,410)		9,704,837
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.823% (Cost $2)	17	2

Total Investments (100.0%) (Cost $9,275,412)		9,704,839
Other Assets and Liabilities-Net (0.0%)		4,265
Net Assets (100%)		9,709,104

1Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $9,275,412,000. Net unrealized appreciation of investment securities for tax purposes was $429,427,000, consisting of unrealized gains of $448,971,000 on securities that had risen in value since their purchase and $19,544,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
			Proceeds			Dec. 31,
	Sept. 30, 2016		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	2	NA2	NA2	4	—	2
Vanguard Total Bond Market II
Index Fund	752,334	181,501	17,750	4,500	880	886,040
Vanguard Total International Bond
Index Fund	322,118	30,921	—	3,240	—	343,255
Vanguard Total International Stock
Index Fund	3,049,503	442,383	3,795	27,582	—	3,404,920
Vanguard Total Stock Market
Index Fund	4,584,021	441,138	120,815	31,256	—	5,070,622
Total	8,707,978	1,095,943	142,360	66,582	880	9,704,839

1Includes net realized gains on affiliated investments sold of $474,000.
2Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2045 Fund

Schedule of Investments (unaudited)
As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (53.8%)
Vanguard Total Stock Market Index Fund Institutional Shares	74,663,662	4,187,885

International Stock Fund (36.1%)
Vanguard Total International Stock Index Fund Investor Shares	190,821,791	2,810,805

U.S. Bond Funds (10.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	52,861,776	560,863
Vanguard Total International Bond Index Fund Admiral Shares	10,133,693	219,597
		780,460
Total Investment Companies (Cost $7,430,800)		7,779,150
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.823% (Cost $596)	5,957	596
Total Investments (99.9%) (Cost $7,431,396)		7,779,746
Other Assets and Liabilities-Net (0.1%)		9,260
Net Assets (100%)		7,789,006

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $7,431,396,000. Net unrealized appreciation of investment securities for tax purposes was $348,350,000, consisting of unrealized gains of $360,856,000 on securities that had risen in value since their purchase and $12,506,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2016		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	1,266	NA2	NA2	7	—	596
Vanguard Total Bond Market II
Index Fund	485,809	106,092	11,203	2,946	578	560,863
Vanguard Total International
Bond Index Fund	208,090	17,859	—	2,107	—	219,597
Vanguard Total International
Stock Index Fund	2,498,811	383,636	3,885	22,685	—	2,810,805
Vanguard Total Stock Market
Index Fund	3,767,707	389,027	105,985	25,703	—	4,187,885
Total	6,961,683	896,614	121,073	53,448	578	7,779,746

1 Includes net realized gain (loss) on affiliated investment securities sold of $735,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2050 Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (53.7%)
Vanguard Total Stock Market Index Fund Institutional Shares	47,257,996	2,650,701

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	120,856,234	1,780,212

U.S. Bond Fund (7.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	33,380,061	354,163

International Bond Fund (2.8%)
Vanguard Total International Bond Index Fund Admiral Shares	6,473,061	140,271
Total Investment Companies (Cost $4,705,831)		4,925,347
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.823% (Cost $45)	446	45
Total Investments (99.7%) (Cost $4,705,876)		4,925,392
Other Assets and Liabilities-Net (0.3%)		12,882
Net Assets (100%)		4,938,274

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $4,705,876,000. Net unrealized appreciation of investment securities for tax purposes was $219,516,000, consisting of unrealized gains of $225,128,000 on securities that had risen in value since their purchase and $5,612,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Sept. 30, 2016		from		Capital Gain	Dec. 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	1,065	NA2	NA2	5	—	45
Vanguard Total Bond
Market II Index Fund	308,788	66,487	8,645	1,851	364	354,163
Vanguard Total
International Bond Index
Fund	128,417	15,779	—	1,319	—	140,271
Vanguard Total
International Stock Index
Fund	1,546,635	280,318	4,828	14,292	—	1,780,212
Vanguard Total Stock
Market Index Fund	2,331,764	286,200	53,262	16,216	—	2,650,701
Total	4,316,669	648,784	66,735	33,683	364	4,925,392

1 Includes net realized gain (loss) on affiliated investment securities sold of $318,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2055 Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (53.7%)
Vanguard Total Stock Market Index Fund Institutional Shares	17,362,228	973,847

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	44,373,366	653,620

U.S. Bond Fund (7.1%)
1 Vanguard Total Bond Market II Index Fund	12,153,615	128,950

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Admiral Shares	2,417,625	52,390

Total Investment Companies (Cost $1,728,881)		1,808,807
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 0.823% (Cost $2,925)	29,250	2,925

Total Investments (99.9%) (Cost $1,731,806)		1,811,732
Other Assets and Liabilities-Net (0.1%)		2,184
Net Assets (100%)		1,813,916

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $1,731,806,000. Net unrealized appreciation of investment securities for tax purposes was $79,926,000, consisting of unrealized gains of $82,134,000 on securities that had risen in value since their purchase and $2,208,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
			Proceeds
	Sept. 30, 2016		from		Capital Gain	Dec 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	746	NA2	NA2	3	—	2,925

Vanguard Total Bond Market II
Index Fund Investor	106,412	30,545	3,582	663	132	128,950
Vanguard Total International Bond
Index Fund	45,232	5,361	__	484	—	52,390
Vanguard Total International Stock
Index Fund	546,748	113,302	4,618	5,199	—	653,620
Vanguard Total Stock Market
Index Fund Institution	822,011	101,832	18,143	5,926	—	973,847
Total	1,521,149	251,040	26,343	12,275	—	1,811,732

1 Includes net realized gains on affiliated investments sold of $18,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2060 Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (53.6%)
Vanguard Total Stock Market Index Fund Institutional Shares	3,914,682	219,574

International Stock Fund (36.1%)
Vanguard Total International Stock Index Fund Investor Shares	10,044,795	147,960

U.S. Bond Fund (7.2%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	2,791,977	29,623

International Bond Fund (2.8%)
Vanguard Total International Bond Index Fund Admiral Shares	525,598	11,390

Total Investment Companies (Cost $392,030)		408,547
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
[1] Vanguard Market Liquidity Fund, 0.823% (Cost $1,068)	10,678	1,068

Total Investments (100.0%) (Cost $393,098)		409,615
Other Assets and Liabilities-Net (0.0%)		49
Net Assets (100%)		409,664

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $393,098,000. Net unrealized appreciation of investment securities for tax purposes was $16,517,000, consisting of unrealized gains of $16,992,000 on securities that had risen in value since their purchase and $475,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Sept. 30, 2016		from		Capital Gain	Dec. 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	410	NA2	NA2	1	—	1,068
Vanguard Total Bond
Market II Index Fund	23,810	8,669	1,250	148	30	29,623
Vanguard Total
International Bond Index
Fund	9,902	1,827	27	106	—	11,390
Vanguard Total
International Stock Index
Fund	119,551	33,768	2,162	1,180	—	147,960
Vanguard Total Stock
Market Index Fund	180,198	37,107	4.734	1,329	—	219,574
Total	333,241	81,371	8,173	2,764	30	409,615

1 Includes net realized gain (loss) on affiliated investment securities sold of $22,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement Income Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (17.9%)
Vanguard Total Stock Market Index Fund Institutional Shares	6,884,815	386,169

International Stock Fund (12.0%)
Vanguard Total International Stock Index Fund Investor Shares	17,650,732	259,995

U.S. Bond Funds (54.6%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	77,257,580	819,703
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	14,698,515	362,172
		1,181,875
International Bond Fund (15.4%)
Vanguard Total International Bond Index Fund Admiral Shares	15,377,367	333,228

Total Investment Companies (Cost $2,128,801)		2,161,267
Other Assets and Liabilities-Net (0.1%)		1,904
Net Assets (100%)		2,163,171

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2016, the cost of investment securities for tax purposes was $2,128,801,000. Net unrealized appreciation of investment securities for tax purposes was $32,466,000, consisting of unrealized gains of $44,371,000 on securities that had risen in value since their purchase and $11,905,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Sep. 30, 2016		from		Capital Gain	Dec. 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	—	NA2	NA2	1	—	—
Vanguard Short-Term Inflation-
Protected Securities	338,055	28,039	658	2,620	—	362,172
Vanguard Total Bond Market II
Index Fund	750,039	105,969	6,334	4,407	844	819,703
Vanguard Total International Bond
Index Fund	328,408	14,728	—	3,226	—	333,228
Vanguard Total International Stock
Index Fund	242,762	26,168	2,235	2,122	—	259,995
Vanguard Total Stock Market
Index Fund	365,313	38,196	30,877	2,397	—	386,169
Total	2,024,577	213,100	40,104	14,773	844	2,161,267

1 Includes net realized gain (loss) on affiliated investment securities sold of $1,152,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers
concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CHESTER FUNDS

/s/ F. WILLIAM MCNABB III*
By:		F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	February 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS
By:
/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	February 16, 2017
VANGUARD CHESTER FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date:	February 16, 2017

* By:/s/ ANNE E. ROBINSON

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548, Incorporated by Reference.